UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425, Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

M3Sixty Administration, LLC
4520 Main Street
 Suite 1425
 Kansas City, MO  64111

 (Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end:   11/30/2015

Date of reporting period: 08/31/2015

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2015 (Unaudited)

	Shares	Value

Common Stock - 95.86%

Auto Parts & Equipment - 5.47%
Dana Holding Corp.	20,000	$350,800
Goodyear Tire & Rubber Co.	25,000	744,250
		1,095,050
Banks - 3.02%
First Republic Bank	10,000	603,100

Beverages - 8.95%
Constellation Brands, Inc. - Class A	8,000	1,024,000
Dr. Pepper Snapple Group, Inc.	10,000	767,300
		1,791,300
Chemicals - 2.13%
LyondellBasell Industries NV - Class A	5,000	426,900

Commercial Services - 12.69%
Cintas Corp.	10,000	849,900
* Quanta Services, Inc.	15,000	363,600
Towers Watson & Co.	5,000	593,650
* Verisk Analytics, Inc.	10,000	730,800
		2,537,950
Cosmetics & Personal Care - 2.20%
Edgewell Personal Care Co.	5,000	440,300

Electrical Components & Equipment - 1.04%
Energizer Holdings, Inc.	5,000	208,800

Food - 2.77%
McCormick & Co., Inc.	7,000	554,960

Hand & Machine Tools - 9.78%
Lincoln Electric Holdings, Inc.	8,000	469,200
Snap-On, Inc.	5,500	878,735
Stanley Black & Decker, Inc.	6,000	609,120
		1,957,055
Healthcare - Products - 6.72%
DENTSPLY International, Inc.	10,000	524,100
* Henry Schein, Inc.	6,000	820,860
		1,344,960
Healthcare - Services - 7.17%
Quest Diagnostics, Inc.	8,000	542,400
Universal Health Services, Inc. - Class B	6,500	891,410
		1,433,810
Home Builders - 2.73%
Thor Industries, Inc.	10,000	545,800

See Notes to Schedules of Investments.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2015 (Unaudited)

	Shares	Value

Common Stock - 95.86% (continued)

Household Products & Wares - 4.21%
Newell Rubbermaid, Inc.	20,000	$842,600

Machinery - Diversified - 4.92%
Nordson Corp.	5,000	332,600
* Middleby Corp.	6,000	651,300
		983,900
Media - 2.71%
Gannett Co., Inc.	5,000	65,550
TEGNA, Inc.	20,000	475,800
		541,350
Mining - 1.22%
Silver Wheaton Corp.	20,000	244,600

Miscellaneous Manufacturing - 2.02%
Hillenbrand, Inc.	15,000	404,400

Oil & Gas - 2.08%
Energen Corp.	8,000	416,000

REITs - 2.01%
W.P. Carey, Inc.	7,000	402,290

Retail - 3.89%
Ross Stores, Inc.	16,000	777,920

Semiconductors - 2.12%
Microchip Technology, Inc.	10,000	425,000

Software - 6.01%
* IMS Health Holdings, Inc.	20,000	597,400
* Synchronoss Technologies, Inc.	15,000	605,850
		1,203,250

Total Common Stock (Cost $13,285,044)		19,181,295

Exchange-Traded Funds - 1.25%
* SPDR Gold Shares	2,300	250,286

Total Exchange-Traded Funds (Cost $187,561)		250,286

See Notes to Schedules of Investments.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2015 (Unaudited)

	Shares	Value

Investment Companies - 6.07%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	1,213,559	$1,213,559

Total Investment Companies (Cost $1,213,559)		1,213,559

Total Investments (Cost $14,686,164) - 103.18%		$20,645,140
Liabilities in Excess of Other Assets, net - (3.18%)		(636,300)

Net Assets - 100.00%		$20,008,840

*	Non-income producing investment.
**	Rate shown represents the rate at August 31, 2015 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:
NV - Naamloze Vennootschap (Dutch)
REIT - Real Estate Investment Trust

See Notes to Schedules of Investments.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2015 (Unaudited)

	% of Net
Industry	Assets	Value

Auto Parts & Equipment	5.47%	$1,095,050
Banks	3.02%	603,100
Beverages	8.95%	1,791,300
Chemicals	2.13%	426,900
Commercial Services	12.69%	2,537,950
Cosmetics & Personal Care	2.20%	440,300
Electrical Components & Equipment	1.04%	208,800
Exchange-Traded Funds	1.25%	250,286
Food	2.77%	554,960
Hand & Machine Tools	9.78%	1,957,055
Healthcare - Products	6.72%	1,344,960
Healthcare - Services	7.17%	1,433,810
Home Builders	2.73%	545,800
Household Products & Wares	4.21%	842,600
Investment Companies	6.07%	1,213,559
Machinery - Diversified	4.92%	983,900
Media	2.71%	541,350
Mining	1.22%	244,600
Miscellaneous Manufacturing	2.02%	404,400
Oil & Gas	2.08%	416,000
REITs	2.01%	402,290
Retail	3.89%	777,920
Semiconductors	2.12%	425,000
Software	6.01%	1,203,250
	103.18%	$20,645,140

See Notes to Schedules of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2015 (Unaudited)

	Shares	Value

Common Stock - 92.17%

Apparel - 3.63%
* Deckers Outdoor Corp.	8,000	$515,120

Banks - 11.22%
Bryn Mawr Bank Corp.	15,000	445,200
Heartland Financial USA, Inc.	15,900	578,283
Preferred Bank / Los Angeles, CA	18,500	567,025
		1,590,508
Building Materials - 2.74%
* Trex Co, Inc.	10,000	388,100

Chemicals - 3.18%
Stepan Co.	10,000	450,300

Commercial Services - 7.63%
Deluxe Corp.	13,000	754,130
Ennis, Inc.	20,000	326,600
		1,080,730
Computers - 2.79%
* Mercury Systems, Inc.	25,000	396,000

Electric - 6.45%
Black Hills Corp.	10,000	397,800
NorthWestern Corp.	10,000	516,400
		914,200
Energy - Alternate Sources - 1.84%
* SunEdison, Inc.	25,000	260,000

Environmental Control - 2.79%
Covanta Holding Corp.	20,000	396,000

Food - 3.22%
B&G Foods, Inc. - Class A	15,000	455,850

Gas - 2.04%
Questar Corp.	15,000	289,650

Healthcare - Services - 3.01%
HealthSouth Corp.	10,000	427,000

Home Furnishings - 3.90%
La-Z-Boy, Inc.	20,000	552,200

See Notes to Schedules of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2015 (Unaudited)

	Shares	Value

Common Stock - 92.17% (continued)

Insurance - 3.03%
Maiden Holdings Ltd.	30,000	$429,900

Iron & Steel - 2.20%
Carpenter Technology Corp.	8,000	312,000

Leisure Time - 3.62%
* Jarden Corp.	10,000	513,400

Oil & Gas - 2.49%
* Birchcliff Energy Ltd.	40,000	208,000
Precision Drilling Corp.	30,000	144,300
		352,300
Packaging & Containers - 3.69%
KapStone Paper and Packaging Corp.	24,000	522,960

Pharmaceuticals - 1.79%
* Sorrento Therapeutics, Inc.	20,000	253,600

Pipelines - 0.38%
Eagle Rock Energy Partners LP	34,000	53,720

REITs - 2.35%
Ashford Hospitality Prime, Inc.	1,637	22,640
Ashford Hospitality Trust, Inc.	40,000	309,600
		332,240
Retail - 8.06%
Buckle, Inc.	10,000	422,000
Cracker Barrel Old Country Store, Inc.	5,000	720,900
		1,142,900
Semiconductors - 2.68%
Silicon Motion Technology Corp. - ADR	15,000	379,500

Software - 1.16%
* Tangoe, Inc.	22,000	165,000

Telecommunications - 2.10%
* Iridium Communications, Inc.	40,000	298,000

See Notes to Schedules of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2015 (Unaudited)

		Value

Common Stock - 92.17% (continued)

Trucking & Leasing - 4.18%
Greenbrier Cos., Inc.	10,000	$417,000
Textainer Group Holdings Ltd.	10,000	175,700
		592,700

Total Common Stock (Cost $10,943,541)		13,063,878

Investment Companies - 7.92%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	1,121,919	1,121,919

Total Investment Companies (Cost $1,121,919)		1,121,919

Total Investments (Cost $12,065,460) - 100.09%		$14,185,797
Liabilities in Excess of Other Assets, net - (0.09)%		(12,815)
Net Assets - 100.00%		$14,172,982

*	Non-income producing investment.
**	Rate shown represents the rate at August 31, 2015 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt
LP - Limited Partnership
REIT - Real Estate Investment Trust

See Notes to Schedules of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2015 (Unaudited)

	% of Net
Industry	Assets	Value

Apparel	3.63%	$515,120
Banks	11.22%	1,590,508
Building Materials	2.74%	388,100
Chemicals	3.18%	450,300
Commercial Services	7.63%	1,080,730
Computers	2.79%	396,000
Electric	6.45%	914,200
Energy - Alternate Sources	1.84%	260,000
Environmental Control	2.79%	396,000
Food	3.22%	455,850
Gas	2.04%	289,650
Healthcare - Services	3.01%	427,000
Home Furnishings	3.90%	552,200
Insurance	3.03%	429,900
Investment Companies	7.92%	1,121,919
Iron & Steel	2.20%	312,000
Leisure Time	3.62%	513,400
Oil & Gas	2.49%	352,300
Packaging & Containers	3.69%	522,960
Pharmaceuticals	1.79%	253,600
Pipelines	0.38%	53,720
REITs	2.35%	332,240
Retail	8.06%	1,142,900
Semiconductors	2.68%	379,500
Software	1.16%	165,000
Telecommunications	2.10%	298,000
Trucking & Leasing	4.18%	592,700
Total	100.09%	$14,185,797

See Notes to Schedules of Investments.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2015 (Unaudited)

	Shares	Value

Common Stock - 90.69%

Banks - 6.80%
First Republic Bank CA	5,160	$311,200
JPMorgan Chase & Co.	4,300	275,630
		586,830
Biotechnology - 2.29%
Gilead Sciences, Inc.	1,880	197,532

Building Materials - 3.33%
Fortune Brands Home & Security, Inc.	6,000	287,100

Chemicals - 3.10%
LyondellBasell Industries NV - Class A	3,130	267,239

Commercial Services - 6.43%
* Hertz Global Holdings, Inc.	15,000	276,450
MasterCard, Inc.	3,010	278,034
		554,484

Computers - 5.47%
Accenture PLC - Class A	2,400	226,248
Apple, Inc.	2,180	245,817
		472,065
Food - 5.53%
B&G Foods, Inc. - Class A	6,400	194,496
* Hain Celestial Group, Inc.	4,650	282,999
		477,495
Home Builders - 3.19%
Lennar Corp. - Class A	5,400	274,860

Internet - 3.82%
* Google, Inc. - Class A	260	168,433
* Google, Inc. - Class C	260	160,745
		329,178
Leisure Time - 4.32%
* Jarden Corp.	7,260	372,728

Machinery - Diversified - 2.34%
* Middleby Corp.	1,860	201,903

Media - 9.68%
* Gray Television, Inc.	21,000	243,390
Nielsen NV	6,720	303,946
Walt Disney Co.	2,820	287,302
		834,638

See Notes to Schedules of Investments.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2015 (Unaudited)

	Shares	Value

Common Stock - 90.69% (continued)

Oil & Gas - 2.90%
EOG Resources, Inc.	3,200	$250,592

Pharmaceuticals - 8.30%
McKesson Corp.	1,790	353,668
* Valeant Pharmaceuticals International, Inc.	1,570	362,042
		715,710
Pipelines - 2.91%
Kinder Morgan, Inc.	7,740	250,853

Private Equity - 3.33%
Blackstone Group LP	8,390	287,357

Retail - 11.22%
Advance Auto Parts, Inc.	1,880	329,470
CVS Health Corp.	2,840	290,816
Starbucks Corp.	6,350	347,409
		967,695
Software - 2.79%
* Synchronoss Technologies, Inc.	5,950	240,320

Transportation - 2.94%
* XPO Logistics, Inc.	7,220	253,422

Total Common Stock (Cost $7,730,994)		7,822,001

Investment Companies - 9.44%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	814,278	814,278

Total Investment Companies (Cost $814,278)		814,278

Total Investments (Cost $8,545,272) - 100.13%		$8,636,279
Liabilities in Excess of Other Assets, net - (0.13%)		(10,940)
Net Assets - 100.00%		$8,625,339

* Non-income producing investment.
** Rate shown represents the rate at August 31, 2015 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

LP - Limited Partnership
NV - Naamloze Vennootschap (Dutch)
PLC - Public Limited Company

See Notes to Schedules of Investments.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2015 (Unaudited)

	% of Net
Industry	Assets	Value
Banks	6.80%	$586,830
Biotechnology	2.29%	197,532
Building Materials	3.33%	287,100
Chemicals	3.10%	267,239
Commercial Services	6.43%	554,484
Computers	5.47%	472,065
Food	5.53%	477,495
Home Builders	3.19%	274,860
Internet	3.82%	329,178
Investment Companies	9.44%	814,278
Leisure Time	4.32%	372,728
Machinery - Diversified	2.34%	201,903
Media	9.68%	834,638
Oil & Gas	2.90%	250,592
Pharmaceuticals	8.30%	715,710
Pipelines	2.91%	250,853
Private Equity	3.33%	287,357
Retail	11.22%	967,695
Software	2.79%	240,320
Transportation	2.94%	253,422
Total	100.13%	$8,636,279

See Notes to Schedules of Investments.

Capital Management Funds

Notes to Schedules of Investments	August 31, 2015 (Unaudited)

Organization
The Capital Management Mid-Cap Fund, the Capital Management Small-Cap Fund and the Wellington Shields All-Cap Fund (collectively the Funds and individually the Mid-Cap Fund, the Small-Cap Fund and the All-Cap Fund) are series funds. The Funds are part of the Capital Management Investment Trust (the Trust), which was organized as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-ended management investment company. The Funds are each classified as a diversified company as defined in the 1940 Act.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry.

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s "fair value" price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for identical securities on inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Capital Management Funds

Notes to Schedules of Investments	August 31, 2015 (Unaudited)

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of August 31, 2015:

Mid-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$ 19,181,295	$ -	$ 19,181,295
Exchange-Traded Funds	250,286	-	250,286
Investment Companies	-	1,213,559	1,213,559
Totals	$ 19,431,581	$ 1,213,559	$ 20,645,140

Small-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$ 13,063,878	$ -	$ 13,063,878
Investment Companies	-	1,121,919	1,121,919
Totals	$ 13,063,878	$ 1,121,919	$ 14,185,797

All-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$ 7,822,001	$ -	$ 7,822,001
Investment Companies	-	814,278	814,278
Totals	$ 7,822,001	$ 814,278	$ 8,636,279

(a)	As of and during the nine month period August 31, 2015, Mid-Cap and Small-Cap Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). As of and during the period since inception from December 2, 2014 through May 31, 2015, the All-Cap Fund held no securities that were considered to be “Level 3” securities. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.
(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

There were no transfers between levels as of August 31, 2015, from the valuation input levels used on November 30, 2014. It is the Funds’ policy to recognize transfers at the end of the reporting period.

Federal Income Taxes

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of August 31, 2015 are noted below.

Table 3		Aggregate Gross Unrealized
	Federal Tax Cost	Appreciation	Depreciation	Net Unrealized Appreciation
Mid-Cap Fund	$14,686,164	$6,443,851	$(484,875)	$5,958,976
Small-Cap Fund	12,251,195	3,546,427	(1,611,825)	1,934,602
All-Cap Fund	8,545,272	475,331	(384,324)	91,007

The difference between book basis and tax basis unrealized appreciation (depreciation) for the Small-Cap Fund is attributable primarily to differing book/tax treatment of partnership income.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)             A certification for the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR270.30a-2)is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capital Management Investment Trust

By:	/s/ Ralph J. Scarpa
Name:	Ralph J. Scarpa
Title:	Principal Executive Officer and Principal Financial Officer
Date:	October 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ralph J. Scarpa
Name:	Ralph J. Scarpa
Title:	Principal Executive Officer and Principal Financial Officer
Date:	October 30, 2015